Deferred Revenue (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Deferred Revenue [Line Items]
Deferred revenue	$ 9,942,385	$ 9,998,609	$ 6,514,712
Current portion of deferred revenue includes a financing component	324,265	324,967
Recognized deferred revenue	36,030	83,437
All electric vehicles not delivered [Member]
Disclosure Of Deferred Revenue [Line Items]
Deferred revenue	$ 9,942,385	$ 9,998,609